Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments			10.00%		10.00%
Straight-line method years					5 years
Amortization of intangible assets expense					$ 3,729,313	$ 1,919,480
Amortization of intangible assets expense	$ 1,017,202	$ 599,730	$ 2,027,191	$ 1,694,907	$ 3,729,313	$ 1,919,480
Allowance for bad debt			$ 155,592	$ 54,619
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	20.00%		20.00%		20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	50.00%		50.00%		50.00%